Unearned Revenues (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maintenance contracts - current	$ 16,755	$ 9,629
Maintenance contracts - long-term	3,181	2,562
Other	1,313	140
Deferred Revenue	$ 21,249	$ 12,331